Financial Instruments, Derivatives, Guarantees and Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2010
Financial Instruments Derivatives Guarantees and Concentration of Credit Risk (Tables) [Abstract]
Carrying amounts and fair values of financial instruments

	December 31,
	2010			2009
	Carrying			Carrying
Asset (Liability)	Amount	Fair Value		Amount	Fair Value
	(Millions)
Cash and cash equivalents	$795	$795		$1,867	$1,867
Restricted cash (current and noncurrent)	$28	$28		$28	$28
ARO Trust Investments	$40	$40		$22	$22
Long-term debt, including current portion(a)	$(9,104)	$(9,990)		$(8,273)	$(9,142)
Guarantees	$(35)	$(34)		$(36)	$(33)
Other	$(23)	$(25	)(b)	$(23)	$(25	)(b)
Net energy derivatives:
Energy commodity cash flow hedges	$266	$266		$178	$178
Other energy derivatives	$18	$18		$(90)	$(90)

(a)	Excludes capital leases. (See Note 11.)

(b)	Excludes certain cost-based investments in companies that are not publicly traded and therefore it is not practicable to estimate fair value. The carrying value of these investments was $2 million at December 31, 2010 and December 31, 2009.

Notional quantities of the net long (short) positions in commodity derivatives portfolio

		Unit of	Central Hub	Basis	Index
Derivative Notional Volumes		Measure	Risk	Risk	Risk	Options
Designated as Hedging Instruments
Exploration & Production	Risk Management	MMBtu	(200,100,000)	(200,100,000)		(100,375,000)

Not Designated as Hedging Instruments
Exploration & Production	Risk Management	MMBtu	(9,077,499)	(20,195,000)	16,586,059
Williams Partners	Risk Management	Gallons	(3,990,000)
Exploration & Production	Other	MMBtu	150,400	(14,766,500)

Fair value of energy commodity derivatives

	December 31,
	2010		2009
	Assets	Liabilities	Assets	Liabilities
	(Millions)
Designated as hedging instruments	$288	$22	$352	$174
Not designated as hedging instruments:
Legacy natural gas contracts from former power business	186	187	505	526
All other	99	80	237	306

Total derivatives not designated as hedging instruments	285	267	742	832

Total derivatives	$573	$289	$1,094	$1,006

Pre-tax gains and losses for energy commodity derivatives designated as cash flow hedges, as recognized in accumulated other comprehensive income (loss) (AOCI) or revenues

	Years Ended
	December 31,
	2010	2009	Classification
	(Millions)
Net gain recognized in other comprehensive income (loss) (effective portion)	$495	$262	AOCI
Net gain reclassified from accumulated other comprehensive income (loss) into income (effective portion)	$342	$618	Revenues or Costs and Operating Expenses
Gain recognized in income (ineffective portion)	$9	$4	Revenues or Costs and Operating Expenses

Pre-tax gains and losses for energy commodity derivatives not designated as hedging instruments

	Years Ended
	December 31,
	2010	2009
	(Millions)
Revenues	$46	$37
Costs and operating expenses	28	33

Net gain	$18	$4

Concentration of receivables, net of allowances, by product or service

	December 31,
	2010	2009
	(Millions)
Receivables by product or service:
Sale of natural gas and related products and services	$635	$599
Transportation of natural gas and related products	149	160
Joint interest	71	56
Other	4	1

Total	$859	$816

Gross credit exposure from derivative contracts

	Investment
Counterparty Type	Grade(a)	Total
	(Millions)
Gas and electric utilities	$7	$8
Energy marketers and traders	—	133
Financial institutions	432	432

	$439	573

Credit reserves		—

Gross credit exposure from derivatives		$573

Net credit exposure from derivative contracts

	Investment
Counterparty Type	Grade(a)	Total
	(Millions)
Gas and electric utilities	$3	$3
Financial institutions	317	317

	$320	320

Credit reserves		—

Net credit exposure from derivatives		$320

(a)	We determine investment grade primarily using publicly available credit ratings. We include counterparties with a minimum Standard & Poor’s rating of BBB- or Moody’s Investors Service rating of Baa3 in investment grade.